CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 17, 2015	Jun. 30, 2014	Jun. 30, 2013
Cash flows from Operating activities
Net loss	$ (1,303,345)	$ (1,303,345)		$ (781,430)	$ (494,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		63,427		69,793
Other non-cash consulting expenses		317,261		0
(Increase) decrease in assets:
Other current assets		(815)		(5,214)
Increase (decrease) in current liabilities:
Accounts payable and accrued expenses		222,282		397,001
Net cash used in operating activities		(701,190)		(319,850)
Cash flows from investing activities
Acquisition of Hunter Immunology Pty Ltd		0		(156,985)
Net cash used in investing activities		0		(156,985)
Cash flows from financing activities
Proceeds from borrowings		377,713		51,196
Proceeds from sale of common stock		346,798		432,583
Net cash provided by financing activities		724,511		483,779
Effect of exchange rate changes		49,311		(3,528)
Net increase in cash		72,632		3,416
Cash s at the beginning of the year		4,413	$ 4,413	997
Cash at the end of the year	77,045	77,045		4,413	$ 997
Supplemental disclosures Cash paid during the period for:
Income tax payments		0		0
Interest payments		0		0
Supplemental schedule of non-cash financing activities:
Payment of Directors Fees		757,956		0
Repayment of Directors Loans		620,196		0
Conversion of Convertible Note to Shares		458,408		0
Issuance of Shares for Payments for Operations		783,088		25,903
Issuance of Shares for acquisition of Subsidiary		0	$ 2,619,648	291,525
Warrants Issued with Promissory Note	$ 25,080	$ 25,080		$ 0